Condensed Unaudited Consolidated Statements of Comprehensive Loss - USD ($)	3 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Condensed Unaudited Consolidated Statements of Comprehensive Loss
Revenue	$ 183,589	$ 86,856
Cost of revenue	215,606	124,243
Gross profit / (loss)	(32,017)	(37,387)
Operating expenses
Amortization	911,829	173,715
General and administrative expenses	2,773,593	1,644,598
Research and development expenses	1,951,685	1,138,781
Sales and marketing expenses	1,802,371	260,411
Stock-based compensation expense	1,462,866	1,884,570
Total Operating expenses	8,902,344	5,102,075
Operating loss	(8,934,361)	(5,139,462)
Other items
Interest expense/(income)	(81,742)	(28,734)
Changes in fair value of warrant derivative	(8,672,615)	(2,975,777)
Other Income	(11,500)	(7,540)
Foreign exchange (gain)/loss	12,160	(685,626)
Loss before taxes	(180,664)	(1,441,785)
Current income tax expense/(recovery)		800
Income tax recovery		(23,756)
Net loss	(180,664)	(1,418,829)
Other comprehensive income/(loss)	(7,859)	(1,411,147)
Comprehensive Loss	$ (188,523)	$ (2,829,976)
Loss per share - basic and fully diluted	$ 0.00	$ (0.04)
Weighted average number of shares outstanding - basic and fully diluted	103,588,472	37,049,539